Summary Of Amortized Cost Of Mortgage Loans (Detail) - Mortgage loans, net of allowance [Member] - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Summary of the amortized cost of mortgage loans
Total amortized cost		$ 10,963	$ 9,792
Total valuation allowance	[1]	34	32
Mortgage loans, net of allowance		10,929	9,760
Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost		10,963	9,775
Non-specific reserves		$ 34	28
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	[2]		17
Specific reserves			$ 4

[1]	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.
[2]	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.